Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Summary of Compensation of Key Management Personnel
Our key management personnel has been defined as the members of the Management Board and the Supervisory Board. Key management personnel compensation is comprised of the following:

	Years ended December 31,
(in millions €)	2023	2022	2021
Management Board	8.3	15.0	20.4
Fixed compensation	3.9	2.9	2.2
Short-term incentive – first installment	0.7	0.6	0.6
Short-term incentive – second installment(1)	1.0	0.7	1.2
Other variable compensation(2)	0.8	0.1	—
Share-based payments (incl. long-term incentive)(3)	1.9	10.7	16.4
Supervisory Board	0.6	0.5	0.4
Total compensation paid to key management personnel	8.9	15.5	20.8
(1)    The fair value of the second installment of the short-term incentive compensation which has been classified as a cash-settled share-based payment arrangement was determined pursuant to the regulations of IFRS 2 “Share-based Payments.” This table shows the pro-rata share of personnel expenses for the respective financial year that are recognized over the award’s vesting period beginning as of the service commencement date (date when entering or renewing service agreements) until each separate determination date and are remeasured until settlement date.
(2)    Includes a one-time signing and retention cash payment agreed when renewing the service agreement agreed with Sean Marett.
(3) The fair value of the share-based payments was determined pursuant to the regulations of IFRS 2 “Stock-based Payments.” This table shows the pro-rata share of personnel expenses resulting from stock-based compensation for the respective financial year. During the years ended December 31, 2023, 2022, and 2021, the amounts included expenses derived from a one-time signing bonus granted to Jens Holstein as of his appointment to the Management Board in the form of 4,246 phantom shares.
Summary of Transactions Between Other Related Parties
The total amount of transactions with ATHOS KG or entities controlled by it was as follows for the periods indicated:

	Years ended December 31,
(in millions €)	2023	2022	2021
Purchases of various goods and services from entities controlled by ATHOS KG	0.3	0.3	0.9
Purchases of property and other assets from entities controlled by ATHOS KG	—	62.5	—
Total	0.3	62.8	0.9
The outstanding balances of transactions with ATHOS KG or entities controlled by them were as follows as of the periods indicated:

(in millions €)	December 31, 2023	December 31, 2022
ATHOS KG	0.4	—
Total	0.4	—